Note 19 - Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending	Amount
December 31	(in thousands)
2019	$139
2020	140
2021	141
2022	144
2023	152
Total	$716